Stock Options (Details) - Schedule of Options Issued and Outstanding - Stock Options [Member] - USD ($)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Underlying Shares, Granted
Weighted-Average Exercise Price Per Share, Granted
Weighted-Average Contractual Life Remaining in Years, Granted
Aggregate Intrinsic Value, Granted
Number of Underlying Shares, Forfeited
Weighted-Average Exercise Price Per Share, Forfeited
Weighted-Average Contractual Life Remaining in Years, Forfeited
Aggregate Intrinsic Value, Forfeited
Number of Underlying Shares, Outstanding	2,587,104	2,587,104
Weighted-Average Exercise Price Per Share, Outstanding	$ 2.79	$ 2.79
Weighted-Average Contractual Life Remaining in Years, Outstanding	8 years 8 months 26 days	7 years 8 months 26 days
Aggregate Intrinsic Value, Outstanding
Number of Underlying Shares, Exercisable		2,587,104
Weighted-Average Exercise Price Per Share, Exercisable		$ 2.79
Weighted-Average Contractual Life Remaining in Years, Exercisable		7 years 8 months 26 days
Aggregate Intrinsic Value, Exercisable
Number of Underlying Shares, Vested and expected to vest		2,587,104
Weighted-Average Exercise Price Per Share, Vested and expected to vest		$ 2.79
Weighted-Average Contractual Life Remaining in Years, Vested and expected to vest		7 years 8 months 26 days
Aggregate Intrinsic Value, Vested and expected to vest